Taxes - Schedule of Aggregate Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Aggregate Deferred Tax Assets [Abstract]
Net operating loss carry forwards	$ 3,338,878	$ 2,787,876	$ 2,305,767
Share-based compensation expenses	721,817	681,424	607,288
Less: valuation allowance	(4,060,695)	(3,469,300)	(2,913,055)
Deferred tax asset, net